Additional information on the cash flow statement (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of non-cash effects

	12/31/2025	12/31/2024
Addition to property, plant, and equipment in exchange for:
Lease	2,673	2,213
Suppliers	5,662	—
Stock-based compensation	(74)	—
Related parties	—	163
Asset retirement obligation - ARO	305	614
	8,566	2,990

Addition to exploration and evaluation assets in exchange for:
Stock-based compensation	530	1,267
Asset retirement obligation - ARO	67	(100)
Depreciation and depletion of assets	199	40

	796	1,207
Non-cash effects	9,362	4,197